Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Assets:
Equity securities	¥ 212,270
Fair Value, Measurements, Nonrecurring
Assets:
Loans	125,000	¥ 113,000
Loans held-for-sale	3,000	60,000
Equity securities	1,000	1,000
Other investments	98,000
Premises and equipment-net	9,000
Total assets measured at fair value	236,000	174,000
Fair Value, Measurements, Nonrecurring | Aggregate cost
Assets:
Loans	177,000	164,000
Loans held-for-sale	3,000	74,000
Equity securities	1,000	3,000
Other investments	104,000
Premises and equipment-net	34,000	4,000
Intangible assets	1,000
Total assets measured at fair value	320,000	245,000
Fair Value, Measurements, Nonrecurring | Level 1
Assets:
Other investments	98,000
Total assets measured at fair value	98,000
Fair Value, Measurements, Nonrecurring | Level 2
Assets:
Loans	41,000
Loans held-for-sale	3,000	60,000
Premises and equipment-net	4,000
Total assets measured at fair value	48,000	60,000
Fair Value, Measurements, Nonrecurring | Level 3
Assets:
Loans	84,000	113,000
Equity securities	1,000	1,000
Premises and equipment-net	5,000
Total assets measured at fair value	¥ 90,000	¥ 114,000